BORROWINGS - R6.0 BILLION RCF (Details) R in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R) item	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Nov. 11, 2019 ZAR (R)	Nov. 15, 2016 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	R 24,504.7	R 25,649.5	R 8,973.8
Loans raised	18,981.7	17,130.2	69,593.8
Loans repaid	(22,008.3)	(21,231.5)	(55,719.5)
Balance at end of period	23,736.2	24,504.7	25,649.5
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 6,000.0			R 6,000.0	R 6,000.0
Net debt to EBITDA threshold | item	3.00
Net debt to EBITDA threshold, mid-range | item	3.25
Debt term	3 years
Balance at beginning of period	R 5,896.4	5,536.4	5,100.0
Loans raised	1,150.0	360.0	800.0
Loans repaid	(5,046.4)		(363.6)
Inter Bank transfer	R (2,000.0)
Balance at end of period		R 5,896.4	R 5,536.4
R6.0 billion RCF | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R6.0 billion RCF | JIBAR | Net Debt To EBITDA Less Than Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R6.0 billion RCF | JIBAR | Net Debt To EBITDA At Midrange [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.65%
R6.0 billion RCF | JIBAR | Net Debt To EBITDA Above Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.90%
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt					R 4,500.0